                 PROSPECTUS SUPPLEMENT, DATED JANUARY 13, 2010,
                    TO THE PROSPECTUS, DATED MAY 1, 2009, FOR
              RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND
                                   (THE FUND)

On September 30, 2009, Ameriprise Financial, Inc., the parent company of RiverSource Investments, LLC, the Fund's investment manager (RiverSource), announced the acquisition of the long-term asset management business of Columbia Management Group, LLC, and its affiliated companies (Columbia) (the Columbia Transaction). The Columbia Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the "Closing").

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource following the Closing, RiverSource has determined that the Fund's portfolio managers primarily responsible for overseeing the Fund's investments, effective upon and subject to the Closing, will be as follows:

BRIAN M. CONDON

     -    Managing Director of Columbia Management Advisors, LLC.

     - Associated with Columbia Management Advisors, LLC or its predecessors as an investment professional since 1999.

GINA K. MOURTZINOU, PH.D.

     -    Managed the Fund since 2008.

     - Joined RiverSource Investments as a portfolio manager and member of the Disciplined Equity and Asset Allocation Team in 2002.

     - Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where she served as Vice President of Research and Analytics, 1999 to 2002.

     - Began investment career as a consultant to asset managers in 1996; became portfolio manager in 2002.

     -    Ph.D., MIT.

Pending the Closing, each of the portfolio manager(s) set forth in the Fund's prospectus is expected to continue in his or her current role.

                 PROSPECTUS SUPPLEMENT, DATED JANUARY 13, 2010,
                    TO THE PROSPECTUS, DATED MAY 1, 2009, FOR
                RIVERSOURCE VARIABLE PORTFOLIO - CORE EQUITY FUND
                                   (THE FUND)

On September 30, 2009, Ameriprise Financial, Inc., the parent company of RiverSource Investments, LLC, the Fund's investment manager (RiverSource), announced the acquisition of the long-term asset management business of Columbia Management Group, LLC, and its affiliated companies (Columbia) (the Columbia Transaction). The Columbia Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the "Closing").

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource following the Closing, RiverSource has determined that the Fund's portfolio managers primarily responsible for overseeing the Fund's investments, effective upon and subject to the Closing, will be as follows:

BRIAN M. CONDON

     -    Managing Director of Columbia Management Advisors, LLC.

     - Associated with Columbia Management Advisors, LLC or its predecessors as an investment professional since 1999.

GINA K. MOURTZINOU, PH.D.

     -    Managed the Fund since 2008.

     - Joined RiverSource Investments as a portfolio manager and member of the Disciplined Equity and Asset Allocation Team in 2002.

     - Co-founded Dynamic Ideas, LLC, a consulting firm that specialized in the development of quantitative tools for the asset management industry, where she served as Vice President of Research and Analytics, 1999 to 2002.

     - Began investment career as a consultant to asset managers in 1996; became portfolio manager in 2002.

     -    Ph.D., MIT.

Pending the Closing, each of the portfolio manager(s) set forth in the Fund's prospectus is expected to continue in his or her current role.

                 PROSPECTUS SUPPLEMENT, DATED JANUARY 13, 2010,
                    TO THE PROSPECTUS, DATED MAY 1, 2009, FOR
             DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE
        DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE
               DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE
         DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE
              DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE
                                   (THE FUNDS)

On September 30, 2009, Ameriprise Financial, Inc., the parent company of RiverSource Investments, LLC, the Funds' investment manager (RiverSource), announced the acquisition of the long-term asset management business of Columbia Management Group, LLC, and its affiliated companies (Columbia) (the Columbia Transaction). The Columbia Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the "Closing").

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource following the Closing, RiverSource has determined that the Funds' portfolio managers primarily responsible for overseeing the Funds' investments, effective upon and subject to the Closing, will be as follows:

ANWITI BAHUGUNA, PH.D.

     -    Director of Columbia Management Advisors, LLC.

     - Associated with Columbia Management Advisors, LLC or its predecessors as an investment professional since 2002.

DAVID JOY

     -    Joined RiverSource Investments in 2003.

     - Senior Vice President and Director Global Investment Communications, Pioneer Investments (Boston) from 2001 to 2003;

     - Senior Vice President and Director of Investment Communications, Mitchell Hutchins Asset Management, a division of Paine Webber, from 1999 to 2001.

     - AB, College of the Holy Cross; MBA, Carroll School of Management, Boston College.

COLIN J. LUNDGREN, CFA

     -    Managed the Fund since 2008.

     -    Vice President, Institutional Fixed Income.

     -    Joined RiverSource Investments in 1986.

     -    Began investment career in 1989.

     -    BA, Lake Forest College.

COLIN MOORE

     -    Chief Investment Officer of Columbia Management Advisors, LLC.

     - Associated with Columbia Management Advisors, LLC or its predecessors as an investment professional since 2002.

KENT M. PETERSON, PH.D.

     -    Director of Columbia Management Advisors, LLC.

     - Associated with Columbia Management Advisors, LLC or its predecessors as an investment professional since January 2006.

     - Prior to January 2006, Mr. Peterson was a trading associate at Bridgewater Associates from 2004 to 2005.

MARIE M. SCHOFIELD

     -    Managing Director of Columbia Management Advisors, LLC.

     - Associated with Columbia Management Advisors, LLC or its predecessors as an investment professional since 1990.

Pending the Closing, each of the portfolio manager(s) set forth in the Funds' prospectus is expected to continue in his or her current role.

                 PROSPECTUS SUPPLEMENT, DATED JANUARY 13, 2010,
                    TO THE PROSPECTUS, DATED MAY 1, 2009, FOR
               RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND
                                   (THE FUND)

On September 30, 2009, Ameriprise Financial, Inc., the parent company of RiverSource Investments, LLC, the Fund's investment manager (RiverSource), announced the acquisition of the long-term asset management business of Columbia Management Group, LLC, and its affiliated companies (Columbia) (the Columbia Transaction). The Columbia Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the "Closing").

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource following the Closing, RiverSource has determined that the Fund's portfolio managers primarily responsible for overseeing the Fund's investments, effective upon and subject to the Closing, will be as follows:

CHERYL D'HOLLANDER

Director of Columbia Management Advisors, LLC; associated with Columbia Management Advisors, LLC or its predecessors as an investment professional since 2003.

ALFRED F. ALLEY III, CFA

Assistant Vice President of Columbia Management Advisors, LLC; associated with Columbia Management Advisors, LLC or its predecessors as an investment professional since June 2005. Prior to June 2005, Mr. Alley was a managing partner at Tandem Trading, LLC from October 2001 to June 2005.

Pending the Closing, each of the portfolio manager(s) set forth in the Fund's prospectus is expected to continue in his or her current role.

                 PROSPECTUS SUPPLEMENT, DATED JANUARY 13, 2010,
                    TO THE PROSPECTUS, DATED MAY 1, 2009, FOR
       RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S GOVERNMENT FUND
                                   (THE FUND)

On September 30, 2009, Ameriprise Financial, Inc., the parent company of RiverSource Investments, LLC, the Fund's investment manager (RiverSource), announced the acquisition of the long-term asset management business of Columbia Management Group, LLC, and its affiliated companies (Columbia) (the Columbia Transaction). The Columbia Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the "Closing").

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource following the Closing, RiverSource has determined that the Fund's portfolio manager primarily responsible for overseeing the Fund's investments, effective upon and subject to the Closing, will be as follows:

TODD WHITE

-    Sector Leader of the liquid and structured assets sector team.

-    Joined RiverSource Investments in 2008.

- Managing Director, Global Head of the Asset-Backed and Mortgage-Backed Securities businesses, and North American Head of the Interest Rate business, HSBC, 2004 to 2008; Managing Director and Head of Business for Mortgage Pass-Through and Options, Lehman Brothers, 2000 to 2004.

-    Began investment career in 1986.

-    BS, Indiana University

Pending the Closing, each of the portfolio manager(s) set forth in the Fund's prospectus is expected to continue in his or her current role.

                 PROSPECTUS SUPPLEMENT, DATED JANUARY 13, 2010,
                    TO THE PROSPECTUS, DATED MAY 1, 2009, FOR
                    SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND
                                   (THE FUND)

On September 30, 2009, Ameriprise Financial, Inc., the parent company of RiverSource Investments, LLC, the Fund's investment manager (RiverSource), announced the acquisition of the long-term asset management business of Columbia Management Group, LLC, and its affiliated companies (Columbia) (the Columbia Transaction). The Columbia Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010 (the "Closing").

In connection with the anticipated integration of the long-term asset management businesses of Columbia and RiverSource following the Closing, RiverSource has determined that the Fund's portfolio managers primarily responsible for overseeing the Fund's investments, effective upon and subject to the Closing, will be as follows:

JOHN T. WILSON, CFA

Director of Columbia Management Advisors, LLC; associated with Columbia Management Advisors, LLC or its predecessors as an investment professional since July 2005. Prior to July 2005, Mr. Wilson was a managing director and head of the Large Cap Core Team of State Street Research and Management from May 1996 to July 2005.

PETER DEININGER

Director of International Research for Columbia Management Advisors, LLC; associated with Columbia Management Advisors, LLC or its predecessors as an investment professional since October 2002.

Pending the Closing, each of the portfolio manager(s) set forth in the Fund's prospectus is expected to continue in his or her current role.